Nuveen Small Cap Index Fund
Nuveen Small Cap Index Fund
Investment Objective
The investment objective of the Fund is to provide investment results that correspond to the performance of the Russell 2000® Index (Russell 2000 Index).
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 62 of the Fund’s prospectus and “Purchase and Redemption of Fund Shares” on page S-84 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Nuveen Small Cap Index Fund - USD ($)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	$ 15	$ 15	none	$ 15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Nuveen Small Cap Index Fund		Class A	Class C	Class R3	Class I
Management Fees		0.33%	0.33%	0.33%	0.33%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.42%	0.42%	0.42%	0.41%
Total Annual Fund Operating Expenses		1.00%	1.75%	1.25%	0.74%
Fee Waivers and/or Expense Reimbursements	[2]	(0.19%)	(0.19%)	(0.19%)	(0.18%)
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements		0.81%	1.56%	1.06%	0.56%
[1]	Other Expenses have been restated to reflect current contractual fees.
[2]	The Fund's investment adviser has agreed to waive fees and/or reimburse other Fund expenses through February 28, 2017 so that total annual fund operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.58% of the average daily net assets of any class of Fund shares. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the Board of Directors of the Fund.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that the contractual fee waivers currently in place are not renewed beyond February 28, 2017. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example - Nuveen Small Cap Index Fund - USD ($)	A	C	R3	I
1 Year	$ 83	$ 159	$ 108	$ 57
3 Years	299	533	378	218
5 Years	534	931	668	394
10 Years	$ 1,207	$ 2,047	$ 1,495	$ 902

No Redemption
Expense Example, No Redemption - Nuveen Small Cap Index Fund - USD ($)	A	C	R3	I
1 Year	$ 83	$ 159	$ 108	$ 57
3 Years	299	533	378	218
5 Years	534	931	668	394
10 Years	$ 1,207	$ 2,047	$ 1,495	$ 902

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 90% of the sum of its net assets and the amount of any borrowings for investment purposes in common stocks included in the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). Reconstitution of the index occurs annually. As of January 31, 2016, market capitalizations of companies in the Russell 2000 Index ranged from approximately $1.4 million to $5.9 billion.

The Fund's sub-adviser believes that the Fund's objective can best be achieved by investing in common stocks of at least 90% of the issues included in the Russell 2000 Index, depending on the size of the Fund. A computer program is used to identify which stocks should be purchased or sold in order to replicate, as closely as practicable, the composition of the Russell 2000 Index.

Because the Fund may not always hold all of the stocks included in the Russell 2000 Index, and because the Fund has expenses and the index does not, the Fund will not duplicate the index's performance precisely. However, the Fund's sub-adviser believes there should be a close correlation between the Fund's performance and that of the Russell 2000 Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Russell 2000 Index of at least 95%, without taking into account expenses of the Fund. A perfect correlation would be indicated by a figure of 100%, which would be achieved if the Fund's net asset value, including the value of its dividends and capital gains distributions, increased or decreased in exact proportion to changes in the Russell 2000 Index. If the Fund is unable to achieve a correlation of 95% over time, the Fund's board of directors will consider alternative strategies for the Fund.

The Fund may invest in stock index futures contracts, options on stock indices, and options on stock index futures ("derivatives") on the Russell 2000 Index. The Fund makes these investments to maintain the liquidity needed to meet redemption requests, to increase the level of Fund assets devoted to replicating the composition of the Russell 2000 Index, and to reduce transaction costs.
Principal Risks
The value of your investment in this Fund will change daily. You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, listed alphabetically, include:

Cybersecurity Risk—Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Derivatives Risk—The use of derivatives involves additional risks and transaction costs which could leave the Fund in a worse position than if it had not used these instruments. Derivative instruments can be used to acquire or to transfer the risk and returns of a security or other asset without buying or selling the security or asset. These instruments may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives can result in losses that greatly exceed the original investment. Derivatives can be highly volatile, illiquid and difficult to value. A derivative transaction also involves the risk that a loss may be sustained as a result of the failure of the counterparty to the contract to make required payments.

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market.

Failure to Match Index Performance—The Fund may not replicate the performance of the Russell 2000 Index.

Small-Cap Stock Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/performance or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund’s performance from year to year for Class A shares.
Class A Annual Total Return
[1]	The performance of the other share classes will differ due to their different expense structures.

During the ten-year period ended December 31, 2015, the Fund’s highest and lowest quarterly returns were 20.68% and -25.79%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers had not been in place, returns would have been reduced.
Average Annual Total Returns for the Periods Ended December 31, 2015
Average Annual Total Returns - Nuveen Small Cap Index Fund		1 Year	5 Years	10 Years
Class A		(4.93%)	8.57%	6.29%
Class A | (return after taxes on distributions)		(6.13%)	7.41%	4.97%
Class A | (return after taxes on distributions and sale of Fund shares)		(1.94%)	6.68%	4.95%
Class C		(5.66%)	7.76%	5.49%
Class R3		(5.19%)	8.32%	6.01%
Class I		(4.67%)	8.85%	6.55%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.41%)	9.19%	6.80%
Lipper Small-Cap Core Funds Category Average (reflects no deduction for taxes or sales loads)	[2]	(5.15%)	8.32%	6.36%
[1]	An index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
[2]	Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Category.